Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) ($) (1) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”) ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (5)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (in thousands) ($) (8)	Bookings (in thousands) ($) (9)
					Total Stockholder Return (“TSR”) ($) (6)	Peer Group Total Stockholder Return ($) (7)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2025	767,500	(44,243,186)	4,296,817	(384)	126.25	109.30	414,067	1,158,425
2024	767,250	129,007,495	3,434,113	7,588,271	233.24	110.18	88,280	870,601
2023	766,500	139,895,921	3,073,720	12,060,643	163.19	87.60	16,067	622,181
2022	765,250	(31,645,908)	3,186,268	493,793	51.17	63.21	(59,574)	428,647
2021	74,431,300	78,011,817	19,725,455	21,789,694	76.33	96.35	(60,135)	294,427

Company Selected Measure Name	bookings
Named Executive Officers, Footnote	Luis von Ahn served as our principal executive officer (“PEO”) during 2021, 2022, 2023, 2024 and 2025. The dollar amounts reported in column (d) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023, 2024, and 2025, Matthew Skaruppa, Natalie Glance, Robert Meese and Stephen Chen; (ii) for 2021, Severin Hacker and Matthew Skaruppa.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Software & Services Select Industry Index (^SPSISS).
PEO Total Compensation Amount	$ 767,500	$ 767,250	$ 766,500	$ 765,250	$ 74,431,300
PEO Actually Paid Compensation Amount	$ (44,243,186)	129,007,495	139,895,921	(31,645,908)	78,011,817
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total reported compensation for each year to determine the compensation actually paid:

Year	Name of PEO	Reported Summary Compensation Table for PEO ($)	(Less) Reported Value of Equity Awards ($) (a)	Plus/(Minus) Equity Award Adjustments ($) (b)	(Equals) Compensation Actually Paid ($)
2025	Luis von Ahn	767,500	—	(45,010,686)	(44,243,186)
___________________
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the year-end fair value of any equity awards granted in a prior year that are outstanding and unvested as of the end of the year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year, (vi) less the value of all unvested awards as of the end of the prior fiscal year. The valuation methodologies use to estimate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Name of PEO	Fair Value at End of Year of Outstanding and Unvested Equity Granted in a Current Year ($)	Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Year ($)	Fair Value of Equity Vesting During the Year that was Granted in Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	Luis von Ahn	—	(62,749,990)	—	17,739,304	(45,010,686)

Non-PEO NEO Average Total Compensation Amount	$ 4,296,817	3,434,113	3,073,720	3,186,268	19,725,455
Non-PEO NEO Average Compensation Actually Paid Amount	$ (384)	7,588,271	12,060,643	493,793	21,789,694
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for our NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3 above:

Year	Average Reported Summary Compensation Table for Non-PEO NEOs ($)	(Less) Reported Value of Equity Awards ($) (a)	(Plus/Minus) Equity Award Adjustments ($) (c)	(Equals) Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,296,817	3,609,525	(687,676)	(384)

(c) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Fair Value at End of Year of Outstanding and Unvested Equity Granted in a Current Year ($)	Change in Fair Value of Outstanding and Unvested Equity Granted in Prior Year ($)	Fair Value of Equity Vesting During the Year that was Granted in Current Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2025	1,044,883	(2,955,600)	217,600	1,005,441	(687,676)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Our TSR and our Peer Group Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, each as set forth in the table above, and our cumulative TSR and the TSR of the S&P Software and Services Select Index over the period from our IPO in July 2021 through fiscal year end 2025.
Pay Versus Performance Total Stockholder Return Chart

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Net (Loss) Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our net (loss) income during years 2021 through 2025, each as set forth in the table above.
Pay Versus Performance Net (Loss) Income Chart

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Stock Price Measure and Bookings
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Bookings during years 2021 through 2025, each as set forth in the table above.
Pay Versus Performance Bookings Chart

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Our TSR and our Peer Group Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, each as set forth in the table above, and our cumulative TSR and the TSR of the S&P Software and Services Select Index over the period from our IPO in July 2021 through fiscal year end 2025.
Pay Versus Performance Total Stockholder Return Chart

Total Shareholder Return Amount	$ 126.25	233.24	163.19	51.17	76.33
Peer Group Total Shareholder Return Amount	109.30	110.18	87.60	63.21	96.35
Net Income (Loss)	$ 414,067,000	$ 88,280,000	$ 16,067,000	$ (59,574,000)	$ (60,135,000)
Company Selected Measure Amount	1,158,425,000	870,601,000	622,181,000	428,647,000	294,427,000
PEO Name	(1)Luis von Ahn
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our company.
The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEO for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2025 Summary Compensation Table” of this Proxy Statement and our proxy statement for 2025.    Cumulative TSR is calculated by dividing (a) the sum of (i) the cumulative amount of dividends on our common stock for the measurement period (if any), assuming dividend reinvestment, and (ii) the difference between the closing trading price per share of our Class A common stock at the end and the beginning of the measurement period by (b) our the closing trading price per share of our Class A common stock at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year (in thousands).
Relationship Between Financial Performance Measures and Compensation Actually Paid
The following graphs sets forth the relationship between Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our remaining NEOs with (i) our cumulative TSR, (ii) our net (loss) income, and (iii) bookings, in each case, over five most recently completed fiscal years. Also shown in the graph below is the relationship between our cumulative TSR to the Peer Group TSR Index for the same period.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Although we use numerous financial and nonfinancial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that bookings, defined as the amounts we receive from a purchase of any Duolingo subscription offering, a purchase of a Duolingo English Test, an in-app purchase for a virtual good, and from advertising networks for advertisements served to our users, is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our corporate performance.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,010,686)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,749,990)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,739,304
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,609,525)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(687,676)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,044,883
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,955,600)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,600
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,005,441